Note 3 - Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, gross	$ 841,417	$ 707,159
Accumulated depreciation and amortization	(606,505)	(550,221)
Property and equipment, net	234,912	156,938
Equipment and Furnishings [Member]
Property and equipment, gross	725,812	591,554
Leasehold Improvements [Member]
Property and equipment, gross	$ 115,605	$ 115,605